The Gabelli Global Small and Mid Cap Value Trust
Schedule of Investments — September 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 99.1%
Aerospace  — 2.0%
16,500 Allient Inc. ...................... $ 313,335
1,000 L3Harris Technologies Inc. ........... 237,870
290,000 Rolls-Royce Holdings plc† ........... 2,044,036
1,500 Spirit AeroSystems Holdings Inc., Cl. A† . 48,765
6,000 Triumph Group Inc.† ............... 77,340
2,721,346
Agriculture  — 0.2%
4,000 American Vanguard Corp. ........... 21,200
12,000 Limoneira Co. .................... 318,000
339,200
Automotive  — 3.3%
4,000 Blue Bird Corp.† .................. 191,840
4,000 Daimler Truck Holding AG ........... 149,741
4,100 Ferrari NV ...................... 1,927,451
154,300 Iveco Group NV .................. 1,548,923
23,000 Traton SE ....................... 752,712
4,570,667
Automotive: Parts and Accessories  — 3.2%
50,013 Brembo NV ..................... 547,423
102,000 Dana Inc. ....................... 1,077,120
46,002 Garrett Motion Inc.† ............... 376,296
1,200 Linamar Corp. ................... 55,987
16,100 Modine Manufacturing Co.† .......... 2,137,919
4,000 Monro Inc. ...................... 115,440
4,310,185
Aviation: Parts and Services  — 1.6%
15,000 AAR Corp.† ..................... 980,400
1,000 Curtiss-Wright Corp. ............... 328,690
12,500 Ducommun Inc.† ................. 822,875
2,131,965
Broadcasting  — 3.3%
7,000 Beasley Broadcast Group Inc., Cl. A† .... 75,320
6,500 Cogeco Inc. ..................... 287,500
35,000 Corus Entertainment Inc., Cl. B† ....... 4,399
540,000 Grupo Televisa SAB, ADR ............ 1,382,400
250,000 ITV plc ......................... 267,557
500 Liberty Broadband Corp., Cl. A† ....... 38,410
103 Liberty Broadband Corp., Cl. C† ....... 7,961
97,500 Sinclair Inc. ..................... 1,491,750
6,500 Sirius XM Holdings Inc. ............. 153,736
54,500 TEGNA Inc. ..................... 860,010
4,569,043
Building and Construction  — 1.8%
11,041 Arcosa Inc. ...................... 1,046,245
3,500 Bouygues SA .................... 117,115
1,000 Carrier Global Corp. ............... 80,490
1,000 IES Holdings Inc.† ................ 199,620
Shares
Market
Value
6,000 Johnson Controls International plc ..... $ 465,660
5,000 Knife River Corp.† ................. 446,950
3,500 Masterbrand Inc.† ................. 64,890
2,420,970
Business Services  — 5.8%
33,500 Herc Holdings Inc. ................ 5,340,905
68,500 JCDecaux SE† ................... 1,532,640
13,500 Loomis AB ...................... 443,715
47,000 Rentokil Initial plc ................. 228,977
4,000 Rentokil Initial plc, ADR ............. 99,720
4,000 Ströeer SE & Co. KGaA ............. 255,802
7,901,759
Cable and Satellite  — 1.6%
1,500 Cogeco Communications Inc. ......... 79,301
48,000 Liberty Global Ltd., Cl. A† ........... 1,013,280
40,500 Liberty Global Ltd., Cl. C† ........... 875,205
15,000 Megacable Holdings SAB de CV ....... 31,219
26,057 WideOpenWest Inc.† ............... 136,799
2,135,804
Computer Software and Services  — 0.4%
3,000 Donnelley Financial Solutions Inc.† ..... 197,490
4,000 N-able Inc.† ..................... 52,240
5,000 PAR Technology Corp.† ............. 260,400
510,130
Consumer Products  — 3.4%
10,000 BellRing Brands Inc.† .............. 607,200
12,000 Edgewell Personal Care Co. .......... 436,080
33,000 Energizer Holdings Inc. ............. 1,048,080
5,500 Essity AB, Cl. B ................... 171,620
11,500 Marine Products Corp. ............. 111,435
15,000 Mattel Inc.† ..................... 285,750
45,000 Nintendo Co. Ltd., ADR ............. 599,400
7,700 Salvatore Ferragamo SpA ............ 59,399
32,000 Scandinavian Tobacco Group A/S ...... 491,238
6,000 Shiseido Co. Ltd. ................. 161,767
7,000 Spectrum Brands Holdings Inc. ....... 665,980
4,637,949
Consumer Services  — 1.1%
11,500 Ashtead Group plc ................ 889,593
500 Boyd Group Services Inc. ............ 75,774
350 Cie de L'Odet SE .................. 612,455
1,577,822
Diversified Industrial  — 7.3%
102,000 Ampco-Pittsburgh Corp.† ........... 204,000
34,700 Ardagh Group SA† ................ 167,081
3,500 AZZ Inc. ........................ 289,135
1,000 Barnes Group Inc. ................. 40,410
11,200 Enpro Inc. ...................... 1,816,416
33,000 Greif Inc., Cl. A ................... 2,067,780

The Gabelli Global Small and Mid Cap Value Trust
Schedule of Investments (Continued) — September 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Diversified Industrial (Continued)
9,500 Griffon Corp. .................... $ 665,000
8,500 Jardine Matheson Holdings Ltd. ....... 332,010
2,400 Moog Inc., Cl. A .................. 484,848
25,000 Myers Industries Inc. .............. 345,500
5,000 Smiths Group plc ................. 112,103
22,000 Steel Partners Holdings LP† .......... 900,900
8,200 Sulzer AG ....................... 1,340,911
40,000 Toray Industries Inc. ............... 234,670
39,500 Tredegar Corp.† .................. 287,955
12,000 Trinity Industries Inc. ............... 418,080
10,000 Velan Inc.† ...................... 60,631
7,000 Wartsila OYJ Abp ................. 156,620
9,924,050
Educational Services  — 0.2%
13,500 Universal Technical Institute Inc.† ...... 219,510
Electronics  — 3.0%
4,000 Flex Ltd.† ....................... 133,720
20,000 Mirion Technologies Inc.† ........... 221,400
10,000 Resideo Technologies Inc.† .......... 201,400
37,000 Sony Group Corp., ADR ............. 3,573,090
4,129,610
Energy and Utilities: Alternative Energy  — 0.2%
10,200 NextEra Energy Partners LP .......... 281,724
Energy and Utilities: Electric  — 1.2%
115,000 Algonquin Power & Utilities Corp. ...... 628,378
35,000 Algonquin Power & Utilities Corp., New
York ......................... 190,750
7,500 Fortis Inc. ...................... 340,770
12,500 TXNM Energy Inc. ................. 547,125
1,707,023
Energy and Utilities: Integrated  — 1.0%
21,000 Avista Corp. ..................... 813,750
3,700 Emera Inc. ...................... 145,790
5,000 Hawaiian Electric Industries Inc.† ...... 48,400
100,000 Hera SpA ....................... 398,730
1,406,670
Energy and Utilities: Natural Gas  — 1.7%
40,000 Innovex International Inc.† ........... 587,200
25,000 National Fuel Gas Co. .............. 1,515,250
10,000 PrairieSky Royalty Ltd. ............. 203,261
2,305,711
Energy and Utilities: Services  — 0.1%
1,500 Weatherford International plc ......... 127,380
Shares
Market
Value
Energy and Utilities: Water  — 2.1%
70,000 Beijing Enterprises Water Group Ltd. .... $ 21,791
1,500 Consolidated Water Co. Ltd. .......... 37,815
17,000 Mueller Water Products Inc., Cl. A ..... 368,900
30,000 Primo Water Corp. ................ 757,500
47,500 Severn Trent plc .................. 1,677,805
2,863,811
Entertainment  — 7.1%
30,000 Atlanta Braves Holdings Inc., Cl. A† .... 1,264,500
27,011 Atlanta Braves Holdings Inc., Cl. C† .... 1,075,038
227,000 Entain plc ....................... 2,316,218
2,000 GAN Ltd.† ...................... 3,540
16,000 Golden Entertainment Inc. ........... 508,640
500 Liberty Media Corp.-Liberty Live, Cl. A† .. 24,755
47 Liberty Media Corp.-Liberty Live, Cl. C† .. 2,413
600 Madison Square Garden Entertainment
Corp.† ....................... 25,518
4,600 Madison Square Garden Sports Corp.† .. 957,996
24,000 Manchester United plc, Cl. A† ......... 388,320
113,750 Ollamani SAB† ................... 214,675
40,500 Paramount Global, Cl. A ............. 885,330
6,000 Sphere Entertainment Co.† .......... 265,080
18,500 Ubisoft Entertainment SA† ........... 207,992
15,000 Universal Music Group NV ........... 392,385
75,000 Vivendi SE ...................... 866,587
30,000 Warner Bros Discovery Inc.† ......... 247,500
9,646,487
Environmental Services  — 1.1%
18,000 Renewi plc ...................... 153,536
6,000 Stericycle Inc.† ................... 366,000
20,000 TOMRA Systems ASA .............. 294,704
3,700 Waste Connections Inc. ............. 661,634
1,475,874
Equipment and Supplies  — 6.0%
23,200 Commercial Vehicle Group Inc.† ....... 75,400
1,200 Federal Signal Corp. ............... 112,152
31,500 Flowserve Corp. .................. 1,628,235
10,500 Graco Inc. ...................... 918,855
17,000 Interpump Group SpA .............. 792,518
48,500 Mueller Industries Inc. .............. 3,593,850
500 Snap-on Inc. .................... 144,855
4,500 Watts Water Technologies Inc., Cl. A .... 932,355
8,198,220
Financial Services  — 4.2%
750 Credit Acceptance Corp.† ............ 332,565
6,200 EXOR NV ....................... 663,582
51,000 FinecoBank Banca Fineco SpA ........ 872,849
100 First Citizens BancShares Inc., Cl. A .... 184,095
41,500 Flushing Financial Corp. ............. 605,070
6,500 FTAI Aviation Ltd. ................. 863,850

The Gabelli Global Small and Mid Cap Value Trust
Schedule of Investments (Continued) — September 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Financial Services (Continued)
215,000 GAM Holding AG† ................. $ 49,384
5,000 I3 Verticals Inc., Cl. A† ............. 106,550
7,500 Janus Henderson Group plc .......... 285,525
8,000 Kinnevik AB, Cl. A ................. 65,294
13,000 Kinnevik AB, Cl. B ................. 105,707
1,800 PROG Holdings Inc. ............... 87,282
70,000 Resona Holdings Inc. .............. 485,872
22,200 Synovus Financial Corp. ............ 987,234
5,694,859
Food and Beverage  — 11.9%
3,500 Britvic plc ...................... 59,661
280 Chocoladefabriken Lindt & Spruengli AG . 3,609,381
70,000 ChromaDex Corp.† ................ 255,500
3,000 Corby Spirit and Wine Ltd., Cl. A ....... 28,304
135,000 Davide Campari-Milano NV .......... 1,142,092
12,000 Fevertree Drinks plc ............... 132,358
9,000 Fomento Economico Mexicano SAB de CV,
ADR ......................... 888,390
1,000 Heineken Holding NV ............... 75,471
42,000 ITO EN Ltd. ..................... 997,363
16,000 Kameda Seika Co. Ltd. .............. 498,174
10,000 Kerry Group plc, Cl. A .............. 985,138
185,000 Kikkoman Corp. .................. 2,095,530
6,500 Luckin Coffee Inc., ADR† ............ 172,185
90,500 Maple Leaf Foods Inc. .............. 1,482,180
250,000 Nissin Foods Co. Ltd. .............. 146,645
15,000 Nomad Foods Ltd. ................ 285,900
4,000 Post Holdings Inc.† ................ 463,000
190,000 Premier Foods plc ................. 465,874
9,000 Remy Cointreau SA ................ 699,782
900 Symrise AG ..................... 124,328
500 The Boston Beer Co. Inc., Cl. A† ....... 144,570
8,000 The Hain Celestial Group Inc.† ........ 69,040
2,000 The Simply Good Foods Co.† ......... 69,540
9,000 Treasury Wine Estates Ltd. ........... 74,666
40,000 Tsingtao Brewery Co. Ltd., Cl. H ....... 312,844
215,000 Vitasoy International Holdings Ltd. ..... 152,942
36,000 Yakult Honsha Co. Ltd. ............. 831,338
16,262,196
Health Care  — 6.0%
18,237 Avantor Inc.† .................... 471,791
15,000 Bausch + Lomb Corp.† ............. 289,350
29,000 Bausch Health Cos. Inc.† ............ 236,640
600 Bio-Rad Laboratories Inc., Cl. A† ...... 200,748
150 Bio-Rad Laboratories Inc., Cl. B† ...... 50,179
6,500 Catalent Inc.† .................... 393,705
500 Charles River Laboratories International
Inc.† ........................ 98,485
400 Chemed Corp. ................... 240,388
Shares
Market
Value
500 DaVita Inc.† ..................... $ 81,965
12,500 DENTSPLY SIRONA Inc. ............ 338,250
15,000 Evolent Health Inc., Cl. A† ........... 424,200
5,000 Halozyme Therapeutics Inc.† ......... 286,200
4,400 Henry Schein Inc.† ................ 320,760
1,750 ICU Medical Inc.† ................. 318,885
5,500 Idorsia Ltd.† ..................... 9,696
20,000 InfuSystem Holdings Inc.† ........... 134,000
3,000 Integer Holdings Corp.† ............. 390,000
3,000 Lantheus Holdings Inc.† ............ 329,250
12,000 Option Care Health Inc.† ............ 375,600
10,000 Owens & Minor Inc.† .............. 156,900
28,000 Patterson Cos. Inc. ................ 611,520
35,000 Perrigo Co. plc ................... 918,050
700 STERIS plc ...................... 169,778
3,000 SurModics Inc.† .................. 116,340
4,000 Tenet Healthcare Corp.† ............. 664,800
10,000 Teva Pharmaceutical Industries Ltd., ADR† 180,200
1,600 The Cooper Companies Inc.† ......... 176,544
7,500 Treace Medical Concepts Inc.† ........ 43,500
15,000 Viemed Healthcare Inc.† ............ 109,950
8,137,674
Hotels and Gaming  — 2.6%
3,000 Caesars Entertainment Inc.† .......... 125,220
901 Flutter Entertainment plc† ........... 211,707
26,000 Full House Resorts Inc.† ............ 130,520
40,000 International Game Technology plc ..... 852,000
656,250 Mandarin Oriental International Ltd. .... 1,115,625
9,000 MGM Resorts International† ......... 351,810
250,000 The Hongkong & Shanghai Hotels Ltd. .. 184,272
5,700 Wynn Resorts Ltd. ................ 546,516
3,517,670
Machinery  — 4.2%
24,500 Astec Industries Inc. ............... 782,530
356,000 CNH Industrial NV, New York ......... 3,951,600
2,400 Tennant Co. ..................... 230,496
13,000 Twin Disc Inc. .................... 162,370
5,000 Xylem Inc. ...................... 675,150
5,802,146
Manufactured Housing and Recreational Vehicles  — 0.5%
1,700 Cavco Industries Inc.† .............. 728,008
Metals and Mining  — 1.1%
1,500 ATI Inc.† ....................... 100,365
24,750 Cameco Corp. .................... 1,182,060
4,000 Metallus Inc.† .................... 59,320
35,000 Sierra Metals Inc.† ................ 19,950
3,000 Wheaton Precious Metals Corp. ....... 183,240
1,544,935

The Gabelli Global Small and Mid Cap Value Trust
Schedule of Investments (Continued) — September 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Publishing  — 0.9%
1,400 Graham Holdings Co., Cl. B .......... $ 1,150,408
15,000 The E.W. Scripps Co., Cl. A† .......... 33,675
1,184,083
Real Estate  — 0.3%
20,000 Starwood Property Trust Inc., REIT ..... 407,600
30,000 Trinity Place Holdings Inc.† .......... 1,200
408,800
Retail  — 2.4%
300 Advance Auto Parts Inc. ............. 11,697
5,000 AutoNation Inc.† .................. 894,600
9,000 BBB Foods Inc., Cl. A† .............. 270,000
530 Biglari Holdings Inc., Cl. A† .......... 441,151
8,000 Camping World Holdings Inc., Cl. A .... 193,760
22,000 Hertz Global Holdings Inc., New York† .. 72,600
5,500 MarineMax Inc.† .................. 193,985
6,000 Movado Group Inc. ................ 111,600
1,500 Penske Automotive Group Inc. ........ 243,630
10,000 PetIQ Inc.† ...................... 307,700
16,000 Pets at Home Group plc ............. 65,329
9,000 Rush Enterprises Inc., Cl. B .......... 431,550
120,000 Sun Art Retail Group Ltd. ............ 27,631
3,265,233
Specialty Chemicals  — 1.9%
4,500 Ashland Inc. ..................... 391,365
50,000 Element Solutions Inc. .............. 1,358,000
13,547 Huntsman Corp. .................. 327,837
2,500 Novonesis (Novozymes) B ........... 180,018
14,000 SGL Carbon SE† .................. 83,843
6,000 T. Hasegawa Co. Ltd. ............... 136,720
2,000 Takasago International Corp. ......... 76,674
700 Treatt plc ....................... 4,197
2,558,654
Telecommunications  — 1.4%
8,250 Eurotelesites AG† ................. 43,897
5,000 Gogo Inc.† ...................... 35,900
6,000 Hellenic Telecommunications Organization
SA, ADR ...................... 51,510
100,000 Pharol SGPS SA† ................. 4,920
33,000 Telekom Austria AG ................ 323,259
15,800 Telephone and Data Systems Inc. ...... 367,350
9,000 Telesat Corp.† ................... 118,530
92,000 Vodafone Group plc, ADR ........... 921,840
1,867,206
Transportation  — 1.6%
64,000 Bollore SE ...................... 426,381
17,000 FTAI Infrastructure Inc. ............. 159,120
Shares
Market
Value
12,000 GATX Corp. ..................... $ 1,589,400
2,174,901
Wireless Communications  — 1.4%
40,000 Millicom International Cellular SA, SDR† . 1,086,270
14,000 United States Cellular Corp.† ......... 765,100
1,851,370
TOTAL COMMON STOCKS ......... 135,110,645
PREFERRED STOCKS  — 0.2%
Health Care  — 0.2%
10,000 XOMA Royalty Corp., Ser. A, 8.625% ... 261,800
RIGHTS  — 0.0%
Energy and Utilities: Services  — 0.0%
13,750 Pineapple Energy Inc., CVR† ......... 14,509
Health Care  — 0.0%
1,500 Tobira Therapeutics Inc., CVR†(a) ...... 0
TOTAL RIGHTS ................ 14,509
WARRANTS  — 0.0%
Diversified Industrial  — 0.0%
64,000 Ampco-Pittsburgh Corp., expire 08/01/25† 6,560
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 0.7%
$ 900,000 U.S. Treasury Bills,
4.627% to 4.862%††, 12/12/24 to
03/13/25 ...................... 887,694
TOTAL INVESTMENTS — 100.0% ....
(Cost $98,946,214) .............. $ 136,281,208
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
REIT Real Estate Investment Trust
SDR Swedish Depositary Receipt

The Gabelli Global Small and Mid Cap Value Trust
Schedule of Investments (Continued) — September 30, 2024 (Unaudited)
Geographic Diversification
% of Total
Investments
Market
Value
United States ........................ 53.7% $ 73,195,619
Europe .............................. 30.6 41,755,452
Japan ............................... 7.1 9,690,597
Canada .............................. 4.6 6,274,430
Latin America ....................... 2.1 2,824,499
Asia/Pacific ......................... 1.9 2,540,611
Total Investments ................... 100.0% $ 136,281,208